Taxes - Summary of Tax Liabilities (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Tax Liabilities [Abstract]
Taxes and contributions on income payable	R$ 2,450	R$ 2,878
Deferred tax liabilities (Note 24b II)	280	421
Other	3,516	2,411
Tax liabilities	6,246	5,710
Current	5,788	4,819
Non-current	R$ 458	R$ 891